Telecommunications Fund Performance Management - Telecommunications Fund	Dec. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	The bar chart below shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The table below shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based securities market index intended to represent the overall market (S&P 500® Index) and an additional index (S&P 500® Telecommunication Services Index). The S&P 500® Telecommunication Services Index serves as an additional comparative index to provide shareholders a means to compare the Fund’s performance with that of an index the Advisor believes is representative of the Fund’s investment universe.The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. The performance information below reflects applicable fee waivers and/or expense limitations in effect during the periods shown. The performance information below does not reflect fees and expenses of any variable contract that may use the Fund as its underlying investment and would be lower if it did, nor does it reflect the effect of any taxes. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.
Performance Past Does Not Indicate Future [Text]	Of course, this past performance does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The table below shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based securities market index intended to represent the overall market (S&P 500® Index) and an additional index (S&P 500® Telecommunication Services Index).
Performance Additional Market Index [Text]	The S&P 500® Telecommunication Services Index serves as an additional comparative index to provide shareholders a means to compare the Fund’s performance with that of an index the Advisor believes is representative of the Fund’s investment universe
Bar Chart Does Not Reflect Sales Loads [Text]	The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. The performance information below reflects applicable fee waivers and/or expense limitations in effect during the periods shown. The performance information below does not reflect fees and expenses of any variable contract that may use the Fund as its underlying investment and would be lower if it did, nor does it reflect the effect of any taxes.
Bar Chart Closing [Text Block]	During the periods shown in the chart above:Quarter EndedReturnHighest QuarterSeptember 30, 202416.74%Lowest QuarterJune 30, 2022-13.56%
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS   <br/>(for periods ended December 31, 2025)
Telecommunications Fund
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	16.74%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(13.56%)
Lowest Quarterly Return, Date	Jun. 30, 2022